Employee benefits - Sensitivity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Defined benefit Plan +0.5% [Member]
IFRS Statement [Line Items]
Defined Benefit Plan Calculating Benefit Obligation Discount Rate	$ (306)	$ (272)
Defined Benefit Plan Calculating Benefit Obligation Rate Of Compensation Increase	328	294
Defined benefit Plan -0.5% [Member]
IFRS Statement [Line Items]
Defined Benefit Plan Calculating Benefit Obligation Discount Rate	339	302
Defined Benefit Plan Calculating Benefit Obligation Rate Of Compensation Increase	$ (300)	$ (268)